SEGMENT REPORTING	12 Months Ended
Dec. 31, 2015
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING
27.	SEGMENT REPORTING

For the years ended December 31, 2013, the Group's CODM evaluates segment performance based on revenues and profit by the network and hospital segments. Subsequent to the disposal of CAH and WHT on December 18, 2014, the Group was only engaged in network business. The results of the operations of CAH and WHT were presented as discontinued operations in the consolidated financial statements for the years ended December 31, 2013 and 2014. For the year ended December 31, 2015, the Group had two operating segments, including network and premium cancer hospital, as a result of the acquisition of CHS in April 2015. The operating segments also represented the reporting segments.

The Group's segment information as of December 31, 2014 and 2015 and for the years ended December 31, 2013, 2014 and 2015 is as follows:

Segment operating results:

	For the Years Ended December 31
	2013	2014	2015	2015
	RMB	RMB	RMB	US$

Net Revenues
Revenues from external customers:
Network	563,124	606,883	597,746	92,276
Premium cancer hospital	—	—	18,739	2,893
Total revenues from external customers	563,124	606,883	616,485	95,169

Segment gross profit (loss)
Network	345,369	332,321	276,461	42,678
Premium cancer hospital	—	—	(13,312)	(2,055)
Total segment gross profit (loss)	345,469	332,321	263,149	40,623
Exchange gain	784	9,585	10,348	1,597
Interest income	9,828	21,208	22,447	3,465
Interest expense	(36,884)	(53,470)	(53,214)	(8,215)
Loss from disposal of property, plant and equipment	(1,235)	(3,955)	(4,220)	(651)
Income (loss) from equity method investments	13,470	13,911	(5,572)	(860)
Change in fair value of derivatives	—	2,605	33,731	5,207
Loss on debt extinguishment	—	—	(36,648)	(5,657)
Other income,net	2,010	2,113	33,617	5,190
Income (loss) from continuing operations before income tax	144,269	175,646	(5,254)	(811)

Segment Assets

	As at December 31
	2014	2015	2015
	RMB	RMB	US$
Segment assets
Network	2,959,332	2,750,103	424,543
Premium cancer hospital	—	851,319	131,421
Total segment assets	2,959,332	3,601,422	555,964

Major Customers

No single customer represented 10% or more of total net revenue for the years ended December 31, 2013, 2014 and 2015.

Geographic Information

Net revenue by country is based upon the sales location that predominately represents the customer location.

	For the Years Ended December 31
	2013	2014	2015	2015
	RMB	RMB	RMB	US$

Revenues from PRC	563,124	606,883	597,746	92,276
Revenues from Singapore	—	—	18,739	2,893
Total revenues	563,124	606,883	616,485	95,169

Total long-lived assets excluding financial instruments, intangible assets and deferred tax assets by country were as follows:

	As at December 31
	2014	2015	2015
	RMB	RMB	US$
PRC	749,683	666,852	102,944
Singapore	—	251,963	38,897
Total long-lived assets	749,683	918,815	141,841